Share-based Payments - Summary of assumptions Vesting Details (Detail) - Equity awards [member] - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	€ 1.41	€ 1.65
Share entitlement per options		1
Vesting conditions	Performance & Service or Service	Performance & Service or Service
Vesting period	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.51%	2.45%
Share entitlement per options	1
Exercise price	€ 1.7	€ 1.74
Underlying stock price at grant date	€ 1.67	€ 1.7
Expected volatility	64.60%	63.70%
Expected term (in years)	6.03	6.03
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.99%	2.75%
Share entitlement per options	1.06
Exercise price	€ 2.82	€ 3.17
Underlying stock price at grant date	€ 2.76	€ 3.09
Expected volatility	65.20%	64.40%
Expected term (in years)	6.17	6.15